DRY DOCK	12 Months Ended
Dec. 31, 2014
DRY DOCK [Abstract]
DRY DOCK
3.	DRY DOCK

The capitalized amounts in dry dock at December 31, 2014 and 2013 were as follows:

	At December 31,
	2014	2013

Original book value	$40,363	$31,141
Accumulated amortization	(26,812)	(20,162)
Net book value	$13,551	$10,979

For the years ended December 31, 2014, 2013 and 2012, amortization expense was $7,493, $3,409 and $4,763, respectively.